Labor and social obligations	12 Months Ended
Dec. 31, 2025
Labor And Social Obligations
Labor and social obligations

14	Labor and social obligations

a) Variable compensation (bonuses)

The bonuses related to variable compensation of employees and management of R$56,581, R$35,857 and R$22,185 are recognized in cost of services and selling, general and administrative expenses in the consolidated statement of income and other comprehensive income for the years ended December 31, 2025, 2024 and 2023, respectively.

b) Afya Limited share-based compensation plans

b.1) Stock options plan

The stock options plan was approved on August 30, 2019 and granted to senior executives and other employees of the Company from that date, with subsequent changes in the exercise price, as approved, on July 29, 2020, July 8, 2022 and July 31, 2023. Such changes were assessed as modifications by the Company and were accounted in accordance with IFRS 2.

During the years ended December 31, 2025, 2024 and 2023 the Company had the following grants of stock options to its executives:

	November 2025	April 2025	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023

Amount	692,000	60,000	113,900	232,000	37,000	153,000	30,000	15,000
Exercise price at the measurement date	R$62.57	R$79.91	R$73.75	R$60	R$59	R$59	R$57	R$56
Dividend yield (%)	0%	0%	0%	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	24-41%	35-44%	32-45%	34-56%	44-56%	47-56%	48-55%	46-56%
Risk-free interest rate (%)	13-15%	14-15%	11-13%	10-11%	11-12%	10-12%	11-13%	13%
Expected life of stock options (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5
Share price at the measurement date	R$79.36	R$107.33	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$33.27	R$45.95	R$39.71	R$54.25	R$38.67	R$37.04	R$32.04	R$29.54

The table below presents the number and movements in stock options for the years ended December 31, 2025, 2024 and 2023:

	Weighted average exercise price (in Brazilian Reais)	Number of stock options
		2025	2024	2023

Outstanding at January 1	67.31	1,610,679	1,696,064	3,729,287
Granted	63.95	752,000	113,900	467,000
Exercised	63.62	(404,478)	(147,955)	(164,214)
Stock options exchanged to RSUs	-	-	-	(1,751,599)
Forfeited	72.42	(57,152)	(16,182)	(333,111)
Expired	68.54	(57,680)	(35,148)	(251,299)
Outstanding at December 31	65.91	1,843,369	1,610,679	1,696,064
Exercisable	71.33	340,219	427,202	242,235

The share-based compensation expense recognized in selling, general and administrative expenses in the consolidated statement of income and other comprehensive income for the year ended December 31, 2025 was R$4,809 (R$17,394 and R$20,850 in 2024 and 2023, respectively).

b.2) Restricted Stock Units (RSU) Program

On July 8, 2022, the Company approved the Restricted Stock Units program for its employees. The participant's right to effectively receive ownership of the restricted stock units will be conditioned on the participant's continuance as an employee or director in the business group from the grant date until vesting. The executives will be entitled to these shares in a proportion of 10%, 20%, 30%, 40% each year.

The Company accounts for the RSU plan as an equity-settled plan, except for the portion of labor and social securities obligations.

During the years ended December 31, 2025, 2024 and 2023 the Company had the following grants of RSUs to its executives:

	November 2025	April 2025	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023

Amount	346,000	35,000	44,500	76,600	63,000	153,490	16,000	8,000
Weighted average fair value at the measurement date	R$79.36	R$107.33	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4	1-4

The table below presents the number and movements in RSUs for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023

Outstanding at January 1	656,634	854,431	447,224
Granted	381,000	44,500	317,090
Stock options exchanged to RSUs	-	-	215,797
Exercised	(224,070)	(222,910)	(99,576)
Expired	(93,846)	(19,387)	(26,104)
Outstanding at December 31	719,718	656,634	854,431

Total RSU expenses recognized in selling, general and administrative expenses in the consolidated statement of income and other comprehensive income for the year ended December 31, 2025 were R$10,509 (R$15,030 and R$10,685 in 2024 and 2023, respectively). Labor and social obligations expenses were R$2,660, R$8,988 and R$7,177 for the years ended December 31, 2025, 2024 and 2023, respectively.